Prepaid expense and other current assets (Details) - Schedule of prepaid expense and other current assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expense and other current assets [Abstract]
Deferred transaction costs	$ 4,688
Other prepaid expenses	1,153	83
Payroll tax receivable	980	980
Prepaid insurance	162	68
Prepaid rent	11	2
Other current assets	4	1
Total prepaid expense and other current assets	$ 6,998	$ 1,134